Business Combinations - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities (Parentheticals) (Details) $ in Thousands	Jun. 08, 2023 USD ($)
K.M.T. (M.H.) Technologies Communication Computer Ltd [Member]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities [Line Items]
Net assets excluding of cash acquired	$ 632